Shareholders’ Equity	12 Months Ended
Mar. 31, 2024
Shareholders’ Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 14 — SHAREHOLDERS’ EQUITY

 Common Stock

On April 8, 2021, the Company completed its IPO on Nasdaq Capital Market. In the offering, 3,750,000 of the Company’s ordinary shares were issued and sold to the public at a price of US$4 per share for gross proceeds of US$15 million. The Company recorded net proceeds (after deducting underwriting discounts and commissions and other offering fees and expenses) of approximately $13.9 million (approximately RMB88.2 million) from the offering.

On June 29, 2022, the board of directors of the Company approved the 2022 Performance Incentive Plan (the “2022 PIP”). Under the 2022 PIP, the Company has reserved a total of 5,300,000 shares of common stock for issuance as or under awards to be made to the participants of the Company. On November 7, 2022, 5,300,000 shares of common stock were issued and granted under the 2022 PIP. Total fair value of the shares of common stock granted was calculated at $9,301,500 as of the date of issuance at $1.755 per share.

On November 15, 2023, an aggregate of 4,700,000 shares of common stock were granted and issued under the 2022 PIP. Total fair value of the shares of common stock granted was calculated at $1,179,700 as of the date of issuance at $0.251 per share.

On November 15, 2023, the Company entered into certain securities purchase agreement (the “SPA”) with certain “non-U.S. Persons” (the “Purchasers”), pursuant to which the Company agreed to sell to the Purchasers an aggregate of 373,846,160 units (the “Units”), each Unit consisting of one ordinary share of the Company, par value $0.0001 per share and a warrant to purchase three shares with an initial exercise price of $0.33 per share, at a price of $0.13 per Unit, for an aggregate purchase price of approximately $48.6 million. On March 18, 2024, the transaction contemplated by the SPA consummated when all the closing conditions of the SPA have been satisfied and the Company issued the Units to the Purchasers pursuant to the SPA.

As of March 31, 2024, the Company had 990,000,000 authorized ordinary shares, and 392,113,953 ordinary shares were issued and outstanding, respectively.

Warrants

On March 18, 2024, the Company issued 373,846,160 shares of our common stock and warrants to purchase up to 1,121,538,480 shares of our common stock. The warrants are exercisable immediately upon the date of issuance at an initial exercise price of $0.33 for cash (the “Warrant Shares”). The Warrants may also be exercised cashlessly if at any time after the six-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. These warrants have a term of exercise equal to five years from its date of issuance till March 18, 2029. The fair value of these shares is USD242.8 million as of March 18, 2024, based on which the warrants issued is calculated and classified in the equity.

The fair value of the warrants issued was estimated by using the Black-Scholes model with the following assumptions:

Terms of warrants	5 years
Expected average volatility	213.65% - 217.19%
Expected dividend yield	-
Risk-free interest rate	4.34% - 4.36%

The Company applied judgment in estimating key assumptions in determining the fair value of the warrants on the date of issuance. The Company used historical data to estimate stock volatilities and expected dividend yield. The risk-free rates are consistent with the terms of the warrants and are based on the United States Treasury yield curve in effect at the time of issuance.

A summary of stock warrant activities is as below:

	Warrants Outstanding
		Weighted Average
	Shares	Exercise Price
Outstanding and exercisable at beginning of the period	1,121,538,480	$0.33
Issued during the period	-	-
Exercised during the period	-	-
Cancelled or expired during the period	-	-
Outstanding and exercisable at end of the period	1,121,538,480	$0.33

The weighted average fair value of warrants granted for the year ended March 31, 2024 was USD0.22 per share.

No warrants were issued, exercised, cancelled or expired during the year ended March 31, 2024. As of March 31, 2024, the aggregated intrinsic value of warrants outstanding and exercisable was $nil.